Organization and Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Business Description
1. ORGANIZATION
Blue Owl Capital Inc. (the “Registrant”), a Delaware corporation, together with its consolidated subsidiaries (collectively, the “Company” or “Blue Owl”), is a leading alternative asset management firm that provides investors access to asset management capital solutions through its Direct Lending and GP Capital Solutions products. The Company’s breadth of offerings and permanent capital base enables it to offer a differentiated, holistic platform of capital solutions to both middle market companies and large alternative asset managers. The Company provides these solutions through permanent capital vehicles, and long-dated private funds, which underly a high degree of earnings stability and predictability of the Company’s business.
The Registrant was initially incorporated in the Cayman Islands as Altimar Acquisition Corporation (“ALT”), a special purpose acquisition company. Pursuant to the Business Combination Agreement dated December 23, 2020, as amended, modified, supplemented or waived from time to time, (the “Business Combination Agreement”), on May 19, 2021 (“Business Combination Date”) (i) ALT was redomiciled as a Delaware corporation and changed its name to Blue Owl Capital Inc., (ii) ALT merged with Owl Rock (as defined below) and (iii) the Company acquired Dyal Capital Partners (“Dyal Capital”), a former division of Neuberger Berman Group LLC (the “Dyal Acquisition”) (collectively, the “Business Combination”). As further discussed in Note 2, for both the ALT merger and the Dyal Acquisition, Owl Rock was deemed to be the acquirer for accounting purposes. Therefore, the predecessor to Blue Owl is “Owl Rock,” a combined carve-out
of Owl Rock Capital Group LLC and Blue Owl Securities LLC (formerly, Owl Rock Capital Securities LLC) (“Securities”).
The Company’s primary sources of revenues are management fees, which are generally based on the amount of the Company’s fee-paying
assets under management. The Company generates substantially all of its revenues in the United States. The Company operates through one operating and reportable segment. This single reportable segment reflects how the chief operating decision makers allocate resources and assess performance under the Company’s
“one-firm
approach,” which includes operating collaboratively across product lines, with predominantly a single expense pool.
The Company conducts its operations through Blue Owl Capital Holdings LP (“Blue Owl Capital Holdings”) and Blue Owl Capital Carry LP (“Blue Owl Carry”). Blue Owl Holdings and Blue Owl Carry are referred to, collectively, as the “Blue Owl Operating Partnerships,” and collectively with their consolidated subsidiaries, as the “Blue Owl Operating Group.” The Registrant holds its interests in the Blue Owl Operating Group indirectly through Blue Owl Capital GP LLC (“Blue Owl GP”), a wholly owned subsidiary of the Registrant.
Capital Structure
The Registrant has the following share classes and other instruments outstanding:

•
Class A Shares–
Shares of Class A common stock that are publicly traded and entitle the holders to one vote per share on all matters submitted to a vote of shareholders. The Class A Shareholders are entitled to distributions declared on the Class A Shares by the Registrant’s board of directors (the “Board”).

•
Class B Shares–
Shares of Class B common stock that are not publicly traded. Class B Shareholders are entitled to a number of votes per share that when combined with Class D Shares, equal 90% of the total voting power of all shares. The Class B Shareholders are entitled to distributions declared on the Class B Shares by the Board. There were no Class B Shares issued and outstanding as of June 30, 2021. Common Units (as defined below) held by certain senior members of management (“Principals”) are exchangeable on a one-for-one
basis for Class B Shares.

•	Class C Shares– Shares of Class C common stock that are not publicly traded. Class C Shareholders are entitled to one vote per share on matters submitted to a vote of shareholders. The Class C

Shareholders

do not participate in the earnings of the Registrant, as the holders of such shares participate directly in the economics of the Blue Owl Operating Group through their Common Units holdings. For every Common Unit held by non-Principals,
one Class C Share is issued to such holder to grant them a corresponding voting interest in the Registrant.

•
Class
 D Shares
–
Shares of Class D common stock that are not publicly traded. Class D Shareholders are entitled to a number of votes per share that when combined with Class B Shares, equal 90% of the total voting power of all shares. The Class D Shareholders do not participate in the earnings of the Registrant, as the holders of such shares participate directly in the economics of the Blue Owl Operating Group through their Common Units holdings. For every Common Unit held by Principals, one Class D Share is issued to such holder to grant them a corresponding voting interest in the Registrant.

•
Class
 E Shares
–
Shares of Class E common stock that are not publicly traded. Class E Shareholders are not entitled to a vote. Class E Shares accrue distributions equal to amounts declared per Class A Share; however, such distributions are paid if and when Triggering Events (defined below) have been met. Class E Shares and Seller Earnout Units (defined below) are collectively referred to as “Earnout Securities.”

There are two series of Class E Shares: Series
E-1
and Series
E-2.
Series
E-1
and
E-2
vest upon a “Triggering Event,” which occurs upon the earlier of (i) the volume weighted-average price of Class A Share equals or exceeds $12.50 or $15.00 per share, respectively, for any 20 consecutive trading days; or (ii) the consideration payable per share of Class A Shares or per Blue Owl Operating Group Units (as defined below) in connection with a merger, consolidation, tender offer, exchange offer or business combination or sale of all or substantially all of the Company’s assets equals or exceeds $12.50 or $15.00 per share, respectively. Any Class E Shares that have not vested by the fifth anniversary of the completion of the Business Combination Date will automatically be cancelled.
The Series
E-1
Class E Shares had a Triggering Event in July 2021. See Note 14 for additional information.

•
RSUs
–
The Company grants Class A restricted share units (“RSUs”) to its employees and independent Board members. An RSU entitles the holder to receive a Class A Share, or cash equal to the fair value of a Class A Share at the election of the Board, upon completion of a requisite service period. All of the RSUs granted as of the date of this report do not accrue dividend equivalents. No RSUs were issued prior to the Business Combination. RSU grants are accounted for as equity-based compensation. See Note 8 for additional information.

•
Warrants
–
In connection with the Business Combination, the Company has issued and outstanding warrants to purchase Class A Shares at a price of $11.50 per share. The warrants expire five years from the completion of the Business Combination and are exercisable starting October 22, 2021. A portion of the outstanding warrants are held by the sponsor of ALT (“Private Placement Warrants”) and the remaining warrants are held by other third-party investors (“Public Warrants”).

Once the warrants become exercisable, the Company may redeem for $0.01 per warrant the outstanding Public Warrants if the Company’s Class A Share price equals or exceeds $18.00 per share, subject to certain conditions and adjustments.
If the Company’s Class A Share price is greater than $10.00 per share but less than $18.00 per share, then the Company may redeem the Public Warrants for $0.10 per warrant, subject to certain conditions and adjustments. Holders may elect to exercise their warrants on a cashless basis.

The following table presents the number of shares of the Registrant, RSUs and warrants that were outstanding as of June 30, 2021:

June 30, 2021
Class A Shares	320,005,258
Class C Shares	628,380,707
Class D Shares	294,656,373
Class E Shares
Series E-1	7,495,432
Series E-2	7,495,432
RSUs	9,050,000
Warrants	14,159,381
The Blue Owl Operating Partnerships have the following equity interests outstanding as of June 30, 2021, which interests along with any future interests issued by the Blue Owl Operating Partnerships (unless context requires otherwise) are collectively referred to as “Blue Owl Operating Group Units”:

•
GP Units
–
The Registrant indirectly holds a general partner interest and all of the GP Units in each of the Blue Owl Operating Partnerships. The GP Units are equity interests in the Blue Owl Operating Partnerships that represent the Registrant’s economic ownership in the Blue Owl Operating Group. For each Class A Share and Class B Share outstanding, the Registrant indirectly holds an equal number of GP Units. References to GP Units refer collectively to a GP Unit in each of the Blue Owl Operating Partnerships.

•
Common Units
–
Common Units are limited partner interests held by certain members of management and employees, as well as other third parties in the Blue Owl Operating Partnerships. Subject to certain restrictions, Common Units are exchangeable on a one-for-one
basis for either Class A Shares if held by a
non-Principal
or Class B Shares if held by a Principal. Common Unit exchanges may be settled in cash only at the election of the Company’s Exchange Committee, which is comprised of independent members of the Board, and can only be funded from proceeds of a new permanent equity offering. Common Units held by non-Principals
are exchangeable for shares of the Registrant after the
six-month
anniversary of the Business Combination Date. Common Units held by Principals are exchangeable after the two-year
anniversary of the Business Combination Date. References to Common Units refer collectively to a Common Unit in each of the Blue Owl Operating Partnerships. Upon an exchange of Common Units for an equal number of Class A or B Shares, a corresponding number of Class C or D Shares, as applicable, will be cancelled.

•
Seller Earnout Units
–
Seller Earnout Units are interests held in the Blue Owl Operating Partnerships that have the same Triggering Events, forfeiture provisions and distribution restrictions as the Class E Shares. In connection with the Business Combination, recipients of Earnout Securities had the option of selecting either Class E Shares or Seller Earnout Units. For recipients that elected to receive Class E Shares, a corresponding number of Seller Earnout Units are indirectly held by the Registrant. Upon meeting the respective Triggering Events, Seller Earnout Units not held directly or indirectly by the Registrant automatically become Common Units, whereas the Seller Earnout Units held directly or indirectly by the Registrant automatically become GP Units.

The Series
E-1
Seller Earnout Units had a Triggering Event in July 2021. See Note 14 for additional information.
The following table presents the number of Blue Owl Operating Group Units that were outstanding as of June 30, 2021:

Units	June 30, 2021
GP Units	320,005,258
Common Units	923,037,080
Seller Earnout Units
Series E-1(1)	49,999,962
Series E-2(2)	49,999,962

(1)	Includes 7,495,432 units held indirectly by the Registrant, representing the indirect pro rata economic interests of Class E Shares (Series E-1) in the Blue Owl Operating Group.

(2)	Includes 7,495,432 units held indirectly by the Registrant, representing the indirect pro rata economic interests of Class E Shares (Series E-2) in the Blue Owl Operating Group.
Share Repurchase Program
On May 19, 2021, Blue Owl’s Board authorized the repurchase of up to $100.0 million of Class A Shares. Under the repurchase program, repurchases may be made from time to time in open market transactions, in privately negotiated transactions or otherwise. The timing and the actual numbers repurchased will depend on a variety of factors, including legal requirements, price and economic and market conditions. The repurchase program may be changed, suspended or discontinued at any time and will terminate upon the earlier of May 19, 2022 and the purchase of all shares available under the repurchase program. As of June 30, 2021, the Company had not repurchased any of its Class A Shares.

Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Business Description
1.	Organization and Business Description
Owl Rock Capital Group LLC (“Group” or “Parent”) is a Delaware limited liability company, headquartered in New York. Group is a leading alternative asset management firm focused on providing direct lending solutions to U.S. middle market companies (the “Business”). Prior to the formation of Group on June 6, 2018, the Business operated under Owl Rock Capital Holdings LLC (“Holdings”), a Delaware limited liability company that was formed on October 15, 2015 and which is a wholly-owned subsidiary of Group.
There are two types of equity interests in Group: Units, comprised of Class A Units and Sponsor B Units and which retain pro rata economic rights in the assets, liabilities, profits and losses of the Business, and FIC Interests, which retain pro rata economic rights in the assets, liabilities, profits and losses of certain assets (“FIC assets”), which are not assets of the Business. “Owl Rock Capital” is presented as a carve-out
from Group representing the portion of Group attributable to the Business. FIC interests are not presented in the carve-out
financial statements of Owl Rock Capital, as FIC assets are not assets of the Business.
Sponsor B Units are owned by an entity indirectly controlled by certain executives of Owl Rock Capital and Class A Units are held by certain third-party investors. An entity controlled by certain executives of Owl Rock Capital has the right to manage and conduct the business and affairs of Owl Rock Capital.
Owl Rock Capital Securities LLC (“Securities”) is a Delaware limited liability company formed on December 17, 2015. Securities is a broker-dealer registered with the Securities Exchange Commission (“SEC”), a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). Securities is wholly owned by an affiliate of Owl Rock Capital and provides distribution services to Owl Rock Capital. Owl Rock Capital, collectively with its consolidated subsidiaries related to the Business (and excluding such subsidiaries constituting FIC assets), and combined with Securities, is referred to hereafter as “Owl Rock” or the “Company”. The Company measures its financial performance and allocates resources in a single segment, which operates primarily in the United States. Accordingly, Owl Rock considers itself to be in a single operating and reportable segment structure.
On December 23, 2020, Group entered into a business combination agreement with Altimar Acquisition Corporation (“Altimar”) and Neuberger Berman Group LLC (“Neuberger”) with respect to a business combination transaction (the “transaction”) involving Owl Rock, Dyal Capital Partners, a division of Neuberger, and Altimar to form “Blue Owl,” a publicly-traded alternative asset manager.